Other Long-term Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Long Term Liabilities [Line Items]
Deferred income taxes	$ 2,080
Other non-current liabilities	9,189
Other long-term liabilities Total	$ 11,269	$ 12,497
Predecessor
Other Long Term Liabilities [Line Items]
Deferred revenue				$ 20,247	$ 72,158
Deferred income taxes				2,635	1,256
Other non-current liabilities				10,215	10,568
Other long-term liabilities Total			$ 30,645	$ 33,097	$ 83,982